Consolidated Balance Sheets - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	€ 6,187,966	€ 3,691,420
Marketable securities	10,718,210	15,084,284
Prepaid expenses and other current assets	1,663,297	2,480,554
Total current assets	18,569,473	21,256,258
Non-current assets
Fixed assets, net	62,714	82,977
Total non-current assets	447,734	1,090,887
Total assets	19,017,207	22,347,145
Current liabilities
Other current liabilities	441,296	255,062
Total current liabilities	1,995,823	1,735,639
Non-current liabilities
Other non current liabilities	7,981	14,594
Retirement benefit obligation	196,368	164,655
Total long-term liabilities	204,349	179,249
Commitments and contingencies
Shareholders’ equity
Ordinary shares, no par value, 59,700,000 shares authorized and 18,289,866 and 18,216,958 shares issued and outstanding, respectively	67,847,793	67,344,140
Accumulated deficit	(51,181,531)	(47,143,025)
Accumulated other comprehensive income	150,773	231,142
Total shareholders’ equity	16,817,035	20,432,257
Total liabilities and shareholders’ equity	19,017,207	22,347,145
Nonrelated Party [Member]
Non-current assets
Other non-current assets	381,670	1,004,560
Current liabilities
Accounts payable	405,846	294,975
Accrued expenses	260,051	153,136
Related Party [Member]
Non-current assets
Other non-current assets	3,350	3,350
Current liabilities
Accounts payable	189,762	170,888
Accrued expenses	€ 698,868	€ 861,578